Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years
Finance lease right-of-use asset	4 Years

Schedule of disaggregate the revenue
	For the Years Ended December 31,
	2022	2021	2020
	US$	US$	US$
Software development and post-contract maintenance	$676,049	$-	$-
Placement agent services	372,677	-	-
Market data services	20,619	107,184	73,524
Investor relations management services	-	-	21,113
Commissions	-	390,569	643,145
Fund management services	25,782	153,494	-
Other revenue	4,006	1,789	4,343
Total revenues	$1,099,133	$653,036	$742,125

Schedule of disaggregate the company's revenue geographic area
	For the Years Ended December 31,
	2022	2021	2020
	US$	US$	US$

China	$696,668	$176,262	$94,637
United States	402,465	476,774	647,488
Total revenues	$1,099,133	$653,036	$742,125

Schedule of earnings per share, basic and diluted
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net loss for basic and diluted net loss per share of common stock	$(5,645,376)	$(7,050,755)	$(3,181,596)
Weighted average common stock outstanding – basic and diluted *	3,497,109	2,450,447	2,038,558
Net loss per common share - basic and diluted *	$(1.61)	$(2.88)	$(1.56)

*	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 13.